REVENUES (Parenthetical) (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Initial Franchise Fees [Member]
Revenues	¥ 20,569	$ 2,955	¥ 19,904	¥ 23,302
Recurring Franchise Fees [Member]
Revenues	¥ 135,940	$ 19,526	¥ 105,310	¥ 76,711